Expense Example - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025 USD ($)
Nomura VIP Growth and Income Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Nomura VIP Growth Equity Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Nomura VIP Small Cap Value Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Nomura VIP Small Cap Value Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Nomura VIP Opportunity Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,145
Nomura VIP Fund for Income Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,083
Nomura VIP Fund for Income Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,431
Nomura VIP Investment Grade Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,168
Nomura VIP Investment Grade Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,513
Nomura VIP Limited Duration Bond Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,552
Nomura VIP Emerging Markets Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,566
Nomura VIP Emerging Markets Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,898
Nomura VIP Total Return Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,342
Nomura VIP Total Return Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	$ 1,681